Investment Managers Series Trust II

235 W. Galena Street

Milwaukee, Wisconsin 53212

April 8, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894 on behalf of the

BlueSky International ESG Fund

Dear Sir or Madam:

This Post-Effective Amendment (“PEA”) No. 184 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 180 on Form N-1A pursuant to Securities Act of 1933 filed on March 25, 2019, effective on March 25, 2019. This Post-Effective Amendment No. 184 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 180 to the Trust’s Registration Statement.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 385-5777.

Sincerely,

/s/DIANE J. DRAKE

Diane J. Drake

Investment Managers Series Trust II